TETON Westwood SmallCap Equity Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.5%
Aerospace  — 0.5%
5,260 Hexcel Corp. ...................................................... $ 387,925
Automotive  — 2.2%
26,625 Rush Enterprises Inc., Cl. A .............................. 1,339,237
4,200 Winnebago Industries Inc. ................................ 306,096
1,645,333
Aviation: Parts and Services  — 3.0%
35,800 AAR Corp.† ........................................................ 2,233,920
Banking  — 11.2%
15,533 Atlantic Union Bankshares Corp. ..................... 567,576
40,800 Banc of California Inc. ....................................... 547,944
37,211 Columbia Banking System Inc. ......................... 992,789
21,500 Five Star Bancorp ............................................... 562,870
7,000 Glacier Bancorp Inc. .......................................... 289,240
29,050 OceanFirst Financial Corp. ............................... 504,308
42,100 Old National Bancorp ....................................... 711,069
10,433 SouthState Corp. ................................................ 881,067
28,800 USCB Financial Holdings Inc.† ........................ 352,800
51,720 Valley National Bancorp ................................... 561,679
55,700 Veritex Holdings Inc. ......................................... 1,296,139
20,100 WaFd Inc. ............................................................ 662,496
10,970 Washington Trust Bancorp Inc. ........................ 355,209
8,285,186
Broadcasting  — 1.6%
119,335 Grupo Televisa SAB, ADR ................................ 398,579
50,400 IMAX Corp.† ...................................................... 757,008
1,155,587
Building and Construction  — 5.3%
5,955 EMCOR Group Inc. ........................................... 1,282,886
9,800 MYR Group Inc.† ............................................... 1,417,374
16,082 Skyline Champion Corp.† ................................. 1,194,249
3,894,509
Business Services  — 6.0%
29,600 ABM Industries Inc. ........................................... 1,326,968
4,600 FTI Consulting Inc.† .......................................... 916,090
27,848 Heidrick & Struggles International Inc. ........... 822,352
11,352 McGrath RentCorp ............................................ 1,357,926
4,423,336
Communications  — 1.7%
19,266 ATN International Inc. ...................................... 750,796
40,467 Harmonic Inc.† .................................................. 527,690
1,278,486
Communications Equipment  — 3.0%
153,284 Infinera Corp.† ................................................... 728,099
27,728 Lumentum Holdings Inc.† ................................ 1,453,502
2,181,601
Computer Software and Services  — 3.6%
59,700 NetScout Systems Inc.† ..................................... 1,310,415
12,503 Progress Software Corp. .................................... 678,913
9,970 Teradata Corp.† ................................................. 433,795
55,000 Vimeo Inc.† ........................................................ 215,600
2,638,723
Consumer Products  — 2.7%
109,600 OPENLANE Inc.† .............................................. 1,623,176
3,800 Oxford Industries Inc. ....................................... 380,000
2,003,176
Shares
Market
Value
Diversified Industrial  — 4.2%
2,460 Albany International Corp., Cl. A .................... $ 241,621
11,070 Apogee Enterprises Inc. .................................... 591,249
41,900 Enerpac Tool Group Corp. ................................ 1,302,671
13,700 Kennametal Inc. ................................................. 353,323
12,900 Textainer Group Holdings Ltd. ........................ 634,680
3,123,544
Electronics  — 5.1%
17,908 Advanced Energy Industries Inc. ..................... 1,950,539
23,000 FARO Technologies Inc.† .................................. 518,190
80,300 TTM Technologies Inc.† .................................... 1,269,543
3,738,272
Energy and Utilities  — 5.9%
40,900 ChampionX Corp. .............................................. 1,194,689
5,900 Diamondback Energy Inc. ................................. 914,972
4,900 Dril-Quip Inc.† ................................................... 114,023
40,400 Magnolia Oil & Gas Corp., Cl. A ...................... 860,116
32,900 Oceaneering International Inc.† ....................... 700,112
53,700 Patterson-UTI Energy Inc. ................................. 579,960
4,363,872
Equipment and Supplies  — 2.2%
39,000 Flowserve Corp. ................................................. 1,607,580
Financial Services  — 5.5%
10,200 Brown & Brown Inc. .......................................... 725,322
14,100 First Interstate BancSystem Inc., Cl. A ............. 433,575
7,800 Heritage Financial Corp. ................................... 166,842
8,280 Horace Mann Educators Corp. ......................... 270,756
16,105 Mercury General Corp. ..................................... 600,877
17,881 Stewart Information Services Corp. ................. 1,050,509
6,686 Stifel Financial Corp. ......................................... 462,337
17,600 Univest Financial Corp. ..................................... 387,728
4,097,946
Health Care  — 8.2%
9,379 AMN Healthcare Services Inc.† ........................ 702,299
84,725 Axogen Inc.† ...................................................... 578,672
6,360 Haemonetics Corp.† .......................................... 543,843
6,501 ICU Medical Inc.† .............................................. 648,410
16,871 Omnicell Inc.† .................................................... 634,856
50,339 Orthofix Medical Inc.† ....................................... 678,570
64,900 Patterson Cos. Inc. ............................................. 1,846,405
15,800 Supernus Pharmaceuticals Inc.† ....................... 457,252
6,090,307
Machinery  — 1.6%
83,400 Mueller Water Products Inc., Cl. A ................... 1,200,960
Materials  — 0.7%
12,690 Avient Corp. ....................................................... 527,523
Real Estate  — 1.6%
23,467 Alpine Income Property Trust Inc., REIT ........ 396,827
36,400 CareTrust REIT Inc. ........................................... 814,632
1,211,459
Retail  — 7.0%
2,990 Advance Auto Parts Inc. .................................... 182,479
84,586 American Eagle Outfitters Inc. ......................... 1,789,840
78,100 Ethan Allen Interiors Inc. .................................. 2,492,952
20,300 Urban Outfitters Inc.† ........................................ 724,507
5,189,778

TETON Westwood SmallCap Equity Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors  — 11.5%
31,501 Cohu Inc.† .......................................................... $ 1,114,820
12,968 Entegris Inc. ....................................................... 1,553,826
20,878 FormFactor Inc.† ................................................ 870,821
6,700 Marvell Technology Inc. .................................... 404,077
7,400 MKS Instruments Inc. ........................................ 761,238
66,351 nLight Inc.† ........................................................ 895,739
16,276 Onto Innovation Inc.† ........................................ 2,488,601
12,637 Ultra Clean Holdings Inc.† ............................... 431,427
8,520,549
Specialty Chemicals  — 1.3%
9,600 Darling Ingredients Inc.† .................................. 478,464
6,243 Minerals Technologies Inc. ................................ 445,188
923,652
Transportation  — 1.9%
32,305 The Greenbrier Companies Inc. ........................ 1,427,235
TOTAL COMMON STOCKS ......................... 72,150,459
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.5%
$ 1,850,000 U.S. Treasury Bills,
5.244% to 5.414%††,
01/16/24 to 03/21/24 ........................................ 1,838,364
TOTAL INVESTMENTS — 100.0%
(Cost $53,132,794) ........................................... $ 73,988,823
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust